For Tax-Exempt Income
                                                                DELAWARE GROUP'S

                                                             National High Yield

                                                             Municipal Bond Fund

                                                                            1997
                                                              Semi-Annual Report

                                                         professional management

                                                            service and guidance

                                                                           goals
[Picture]


DELAWARE
GROUP
========

--------------------------------------------------------------------------------
JULY 15, 1997

Dear Shareholder:

I am pleased to present the first shareholder report of the National High Yield Municipal Bond Fund since the Voyageur funds joined the Delaware family on April 30, 1997.
        On behalf of all of us here in Philadelphia, I welcome you to an organization of experienced financial professionals dedicated to helping you reach your investment goals. Delaware has managed municipal bond investments for more than 20 years and was a pioneer in high-yield corporate bond investing.
        Since May, the Fund has been co-managed by Patrick P. Coyne and Mitchell
L. Conery, two veteran portfolio managers with a thorough understanding of municipal bond credit risks. Both men jointly manage Delaware's three other national tax-free funds, which focus primarily on investment grade municipal bonds.

IN THE COMING YEARS, WE BELIEVE IT WILL BECOME MORE IMPORTANT THAN EVER TO CONSIDER THE IMPACT OF TAXES ON THE PERFORMANCE OF AN INVESTMENT PORTFOLIO.

        I am delighted to report that during this transition period, your Fund outperformed its broad unmanaged benchmark, as shown on page 7.

        We view the municipal bond market's long-term prospects as very attractive, especially given the robust health of the U.S. economy. Municipal bond prices have generally been stronger than U.S. Treasuries* during 1997, despite federal tax changes in Washington and a modest tightening of monetary policy by the Federal Reserve Board.

        As our nation's leaders grapple with tax issues and states take on a greater fiscal responsibility for managing social and public works programs, we believe it will become more important than ever to consider the impact of taxes on the performance of an investment portfolio.

*PRINCIPAL AND INTEREST OF U.S. TREASURIES ARE GUARANTEED BY THE U.S. GOVERNMENT, UNLIKE MUNICIPAL BONDS, WHICH MAY BE GUARANTEED BY A STATE, LOCAL GOVERNMENT ENTITY OR PRIVATE INSURER.

2      1 9 9 7  s e m i - a n n u a l  r e p o r t

        When Delaware offered its first municipal bond fund in 1977, federal taxpayers were able to take many more deductions on their tax returns than they can take today. Among these were:
        * Interest on student and consumer loans,
        * More extensive job-related moving expenses,
        * Sales and gasoline taxes; and,
        * A portion of dividend income.
In our opinion, the income from municipal bonds and the tax-free compounding of such income over time has the potential to help heavily taxed investors reach their financial goals more quickly.
        On the pages that follow, Mr. Coyne and Mr. Conery review your Fund's performance and outline their approach for the coming months. We look forward to reporting to you again in 1998 and serving your needs for many years to come.


Sincerely,


/s/ Wayne A. Stork
-----------------------------------------------
Wayne A. Stork
CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER

Introducing Your Fund's Portfolio Managers

[Picture of Patrick P. Coyne]

PATRICK P. COYNE has managed fixed-income securities at Delaware since 1990. He holds an MBA in finance from the University of Pennsylvania's Wharton School of Business and an undergraduate degree in European history and classics from Harvard University.

[Picture of Mitchell L. Conery]

MITCHELL L. CONERY joined Delaware on January 2, 1997.
He had been managing a $5 billion municipal bond portofolio for a major financial services firm in New York City. Mr Conery holds an MBA from the State University of New York at Albany. He holds a bachelor's degree in economics and mathematics from Boston University.


                              1 9 9 7  s e m i - a n n u a l  r e p o r t      3

Performance Review

National High Yield Municipal Bond Fund provided an attractive total return of +4.24% (for Class A shares at net asset value with distributions reinvested) during the first half of fiscal 1997.
        Despite substantial interest rate volatility and renewed efforts in Washington to cut income taxes, higher risk municipal securities generally offered superior returns relative to higher quality, investment grade government securities.
        On page 7, you can see that your Fund outperformed a broad unmanaged benchmark of the municipal bond market as well as the average of its 48 peers in the Lipper High-Yield Municipal Debt Fund Average for the six months ended June 30, 1997.
        We use the Lehman Brothers Municipal Bond Index, which is primarily composed of investment grade securities, as our benchmark because there is no widely recognized unmanaged index of higher risk municipal bonds. We believe this reflects the fact that the high-yield municipal bond market is fragmented and modest in size, representing less than 10% of municipal debt outstanding.
        A robust U.S. economy - evidenced by a 5.9% growth rate in the first quarter of 1997 - has helped many communities across the nation gather ample tax revenue to meet bond obligations. This has helped the performance of your Fund, but it has also reduced the available supply of higher risk, high-yield municipal securities.

A ROBUST U.S. ECONOMY HAS HELPED MANY COMMUNITIES ACROSS THE NATION GATHER AMPLE TAX REVENUE TO MEET BOND OBLIGATIONS. THIS HAS HELPED THE PERFORMANCE OF YOUR FUND.

A DIVERSE PORTFOLIO HELPS US MANAGE RISK
YOUR FUND'S PORTFOLIO COMPOSITION AND STATE CONCENTRATION
----------------------------------------------------------
June 30, 1997

Water/Sewer 15.2%
Utility Bonds 2.6%
Higher Education 8.4%
Pollution Control 1.8%
Hospitals 23.8%
Housing 5.5%
Pre-Refunded 7.6%
Other Revenue Bonds 12.6%
General Obligation 12%
Cash 3.6%
Industrial Development 6.9%

NONE OF THE INCOME GENERATED BY THE FUND FOR THE SIX MONTHS ENDED JUNE 30, 1997, WAS SUBJECT TO THE ALTERNATIVE MINIMUM TAX.

Top Five States
--------------------------------------------------
State                         Share of Net Assets
--------------------------------------------------
Illinois                             16.6%
Colorado                             12.1%
Pennsylvania                         12.0%
Alabama                               9.2%
Missouri                              9.1%


4      1 9 9 7  s e m i - a n n u a l  r e p o r t

OUTLOOK

Our predecessor had been successful in identifying attractive high-yield bonds issued by rural communities. Typically the bond market demands a higher yield from small towns because they often have little or no track record in the municipal debt market, or the size of a bond issue may be too small to attract widespread investor interest. Sometimes, too, a community will forego having a bond issue rated by rating services such as Moody's or Standard & Poor's because the cost of securing a rating is too great relative to the size of a bond issue.
        Such situations present your Fund's management with an opportunity to increase income potential after we carefully assess credit risks. While we expect more such opportunities to arise in the coming months, we anticipate placing a greater degree of focus on high-yield bonds issued by larger communities and other public entities. We believe this can add value by increasing our flexibility in managing the portfolio.
        High-yield municipal bonds are different from high-yield corporate bonds in many respects, one of which is that the yield advantage has historically been much narrower for higher risk municipal debt.
        For investors in high tax brackets, high-yield municipal bonds have historically yielded nearly as much as high-yield corporate bonds after adjusting for federal income taxes. For example, as of June 30 a taxpayer in the 39.6% federal bracket would have had to earn 8.94% from a taxable investment to earn the same after-tax yield as the Fund's 5.4%, 30-day current yield (for A Class shares measured according to Securities and Exchange Commission guidelines).
        In fact, on a taxable equivalent basis, your Fund's 30-day SEC yield as of June 30 was 70 basis points (0.70%) higher than the average yield of mutual funds in the Lipper

DURING THE FIRST HALF OF FISCAL 1997, HIGH-YIELD MUNICIPAL BONDS, ON AVERAGE, YIELDED ABOUT 100 BASIS POINTS (1%) MORE THAN MUNICIPAL BONDS OF COMPARABLE MATURITY THAT WERE RATED AAA.

QUALITY BREAKDOWN
--------------------------------------
June 30, 1997

------------------------------------
Unrated                         71.2%
BBB                             14.3%
A                                6.5%
AAA                              8.0%

high yield

                              1 9 9 7  s e m i - a n n u a l  r e p o r t      5

PORTFOLIO HIGHLIGHTS
-----------------------------------------------------
June 30, 1997
-----------------------------------------------------

Average Effective Maturity                  9.2 years
Average Effective Duration                  5.5 years
Number of Securities                        67
Thirty-Day Current SEC Yield*               5.40%

*FOR A CLASS SHARES BASED ON SECURITIES AND EXCHANGE COMMISSION GUIDELINES.
 SEC YIELDS FOR B AND C CLASSES WERE 4.84% AND 4.86%, RESPECTIVELY.

High Current Yield Fund Average, a group of 194 funds specializing in higher risk corporate bonds. Of course, the amount of this yield advantage depends on an investor's tax bracket and past performance is no guarantee of future results.
        During the first half of 1997, the nation's unemployment rate fell to its lowest level since the early 1970s amid reports of labor shortages and intense competition for recent college graduates in certain fields. Historically, such developments suggest higher inflation and lower bond prices. Yet government statistics since December have shown that the Federal Reserve Board's monetary policy has effectively kept a lid on consumer and producer price increases. In our opinion, the bond market has benefited from the Fed's desire to be a vigilant anti-inflation watchdog.
        Although the outlook for interest rates appears to be brighter than just a few months ago, we prefer to take a conservative approach to managing this type of risk. Rather than bet on the future course of interest rates, your Fund typically invests in high-yield municipal bonds exclusively for income potential. We expect to keep the average effective maturity of the Fund's portfolio relatively constant for the remainder of the fiscal year.




Mitchell L. Conery
VICE PRESIDENT
SENIOR PORTFOLIO MANAGER



Patrick P. Coyne
VICE PRESIDENT
SENIOR PORTFOLIO MANAGER

July 15, 1997

outlook

6      1 9 9 7  s e m i - a n n u a l  r e p o r t

COMPARATIVE RETURNS
FOR THE SIX MONTHS ENDED JUNE 30, 1997*
--------------------------------------------------------------------------
National High-Yield Municipal Bond Fund A Class                     +4.24%
Lipper High-Yield Municipal Debt Fund Average (49 funds)            +3.42%
Lehman Brothers Municipal Bond Index                                +3.20%

*TOTAL RETURN IS BASED ON CHANGE IN NET ASSET VALUE WITH DISTRIBUTIONS
 REINVESTED. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. PERFORMANCE OF B CLASS SHARES VARIES DUE TO DIFFERENT CHARGES AND EXPENSES. SEE PAGE 13 FOR SIX-MONTH RETURNS FOR B CLASS SHARES. THE LIPPER AVERAGE AND UNMANAGED LEHMAN INDEX SHOWN ABOVE INCLUDES TAX-EXEMPT BONDS FROM MANY STATES. INDEX RESULTS ASSUME NO MANAGEMENT FEES OR EXPENSES.

NATIONAL HIGH YIELD MUNICIPAL BOND FUND PERFORMANCE
-------------------------------------------------------------------------------
Average Annual Return Through June 30, 1997

                                Lifetime    Ten Years    Five Years    One Year
-------------------------------------------------------------------------------
Class A (Est. 9/22/86)
  Excluding Sales Charge         +8.05%       +8.53%       +7.84%      +11.76%
  Including Sales Charge         +7.67%       +8.12%       +7.02%       +7.57%
-------------------------------------------------------------------------------
Class B (Est. 12/18/96)
  Excluding Sales Charge         +3.83%
  Including Sales Charge         +0.28%

ALL PERFORMANCE INCLUDES REINVESTMENT OF DISTRIBUTIONS AND APPLICABLE SALES CHARGES AS DESCRIBED BELOW. RETURN AND SHARE VALUE WILL FLUCTUATE SO THAT SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. PERFORMANCE FOR CLASS B AND C SHARES "EXCLUDING SALES CHARGE" ASSUMES THE INVESTMENT WAS NOT REDEEMED. RETURNS REFLECT A VOLUNTARY EXPENSE LIMITATION IN EFFECT AT THE TIME. RETURNS WOULD HAVE BEEN LOWER WITHOUT THE LIMITATION.

CLASS A SHARES HAVE A 3.75% MAXIMUM FRONT-END SALES CHARGE AND A 12B-1 FEE.

CLASS B SHARES DO NOT CARRY A FRONT-END SALES CHARGE, BUT ARE SUBJECT TO A 1% ANNUAL DISTRIBUTION AND SERVICE FEE. THEY ARE ALSO SUBJECT TO A DEFERRED SALES CHARGE OF UP TO 4% IF REDEEMED BEFORE THE END OF THE SIXTH YEAR. PERFORMANCE FOR THIS CLASS FOR THE SHORT TIME PERIOD SINCE INCEPTION MAY NOT BE REPRESENTATIVE OF LONGER TERM RESULTS.

                              1 9 9 7  s e m i - a n n u a l  r e p o r t      7

Financial Statements
NATIONAL HIGH YIELD MUNICIPAL BOND FUND
STATEMENT OF NET ASSETS --
JUNE 30, 1997
(UNAUDITED)

-----------------------------------------------------------------------------------------------
                                                                 PRINCIPAL              MARKET
                                                                   AMOUNT               VALUE
                                                               --------------------------------
MUNICIPAL BONDS - 96.48%
CONTINUING CARE/RETIREMENT
 REVENUE BONDS - 12.41%
Alexandria Health Care Facility Revenue-Board
 of Social Ministry 8.75% 08/01/21 ..................           $  500,000           $  546,695
Indianapolis Indiana Economic Development
 Revenue-National Benevolent Association
 7.25% 10/01/10  ....................................              700,000              743,113
Marion County Missouri Nursing Home Revenue
 7.00% 08/01/13  ....................................            1,000,000            1,066,054
South Dakota Health and Education Facilities
 Revenue-Westhills Retirement Village
 7.25% 09/01/13  ....................................            1,125,000            1,140,705
Spring Park Minnesota Twin Birch Health Care Center
 (Guarantor: Presbyterian Homes of Minnesota)
 8.25% 08/01/11  ....................................              500,000              531,910
St Louis County Missouri Industrial Development
 Authority-Deaconess Manor Association
 7.50% 06/01/16  ....................................            1,500,000            1,520,595
Volusia Florida Industrial Development Authority-
 Bishops Glen Project Retirement Health Facilities
 7.50% 11/01/16  ....................................            1,065,000            1,076,971
                                                                                      ---------
                                                                                      6,626,043
                                                                                      ---------
GENERAL OBLIGATIONS BONDS - 13.71%
Etowah County Alabama Refunding Warrants
 8.50% 11/01/10  ....................................              800,000              894,680
Niles Illinois Park District Unlimited Tax
 6.65% 12/01/14  ....................................              860,000              904,522
Illinois State Development Finance Authority East
 St. Louis Debt Restructure Revenue
 7.375% 11/15/11  ...................................            1,100,000            1,201,728
Orange Beach Alabama Refunding and Capital
 Improvement Unlimited Tax
 6.25% 10/01/13  ....................................            1,500,000            1,545,840
Panorama Colorado Metropolitan District Unlimited
 Tax 9.00% 12/01/09  ................................              750,000              792,428
Piney Creek Colorado Metropolitan District Unlimited
 Tax 8.50% 12/01/14  ................................              600,000              621,864
Romeoville Illinois Recreational Facilities Unlimited
 Tax 7.80% 01/01/11  ................................            1,000,000            1,100,830
Winter Park West Colorado Water and Sanitation
 District Unlimited Tax 9.25% 12/01/06 ..............              250,000              261,212
                                                                                      ---------
                                                                                      7,323,104
                                                                                      ---------
HIGHER EDUCATION REVENUE BONDS - 4.53%
New Hampshire Education and Health Authority-
 Brewster Academy 6.75% 06/01/25 ....................            1,000,000            1,043,060
Pennsylvania Higher Educational Facilities Authority-
 Drexel University 6.75% 05/01/12 ...................            1,300,000            1,375,842
                                                                                      ---------
                                                                                      2,418,902
                                                                                      ---------

Financial Statements
NATIONAL HIGH YIELD MUNICIPAL BOND FUND
STATEMENT OF NET ASSETS --
JUNE 30, 1997
(UNAUDITED)

---------------------------------------------------------------------------------------------
                                                              PRINCIPAL              MARKET
                                                                AMOUNT               VALUE
                                                             --------------------------------

MUNICIPAL BONDS (CONTINUED)
HOSPITAL REVENUE BONDS - 9.96%
Denton County Texas Health Facility Revenue-
 Lutheran Social Services Corporation
 7.50% 08/15/15  .................................           $1,000,000           $1,080,620
Illinois Health Facility Authority Revenue-Midwest
 Physician Group Project 8.10% 11/15/14 ..........            1,000,000            1,133,820
Illinois State Development Finance Authority
 Harrisburg Medical Center Project
 7.00% 03/01/06  .................................              400,000              418,696
Illinois State Development Finance Authority
 Harrisburg Medical Center Project
 7.20% 03/01/07  .................................              400,000              421,248
Illinois State Development Finance Authority
 Harrisburg Medical Center Project
 7.20% 03/01/08  .................................              400,000              418,540
Ohio County West Virginia Building Commission-Ohio
 Valley Medical Center
 9.625% 01/01/13 .................................              775,000              784,184
South Dakota Health and Education Facilities
 Revenue-Huron Regional
 Medical Center 7.00% 04/01/10 ...................            1,000,000            1,065,040
                                                                                   ---------
                                                                                   5,322,148
                                                                                   ---------
HOUSING REVENUE BONDS - 3.81%
Bernalillo County New Mexico Multifamily
 Housing-Topke Commons/Arbors
 Project-Series D 7.70% 04/01/27 .................            1,000,000            1,011,440
Wharton Housing Development
 Corporation-State Multifamily Housing
 Section 8 8.00% 02/01/03  .......................              100,000              100,007
Wharton Housing Development
 Corporation-State Multifamily Housing
 Section 8 8.00% 02/01/04  .......................              105,000              105,007
Wharton Housing Development
 Corporation-State Multifamily Housing
 Section 8 8.00% 02/01/05  .......................              110,000              110,008
Wharton Housing Development
 Corporation-State Multifamily Housing
 Section 8 8.00% 02/01/06  .......................              120,000              120,008
Wharton Housing Development
 Corporation-State Multifamily Housing
 Section 8 8.00% 02/01/07  .......................              130,000              130,009
Wharton Housing Development
 Corporation-State  Multifamily Housing
 Section 8 8.00% 02/01/08 ........................              140,000              140,010
Wharton Housing Development
 Corporation-State Multifamily Housing
 Section 8 8.00% 02/01/09  .......................              155,000              155,011

8      1 9 9 7  s e m i - a n n u a l  r e p o r t

------------------------------------------------------------------------------------------
                                                            PRINCIPAL             MARKET
                                                             AMOUNT               VALUE
                                                          --------------------------------
MUNICIPAL BONDS (CONTINUED)
HOUSING REVENUE BONDS (CONTINUED)
Wharton Housing Development
 Corporation-State Multifamily Housing
 Section 8 8.00% 02/01/10  ....................           $  165,000           $  165,012
                                                                               ----------
                                                                                2,036,512
                                                                               ----------
INDUSTRIAL DEVELOPMENT REVENUE
 BONDS - 6.42%
Moundville Alabama Industrial Development
 Board Revenue Lawter International,
 Inc. Project Series LI 6.75% 12/01/11 ........            1,500,000            1,577,115
Newbern Tennessee Industrial Development
 Board Newbern Rubber, Inc.-(Dana Corporation)
 7.90% 03/01/00 ...............................            1,000,000            1,053,990
Troy Economic Development Corporation-Drury
 Inn Project (Guaranty Agreement
 Lincoln National Corporation)
 6.75% 10/01/12  ..............................              750,000              797,752
                                                                               ----------
                                                                                3,428,857
                                                                               ----------
POLLUTION CONTROL REVENUE BONDS - 1.83%
Yarmouth Maine Pollution Control
 Revenue-Central Maine Power
 6.75% 06/01/02  ..............................              965,000              975,924
                                                                               ----------
                                                                                  975,924
                                                                               ----------
*PRE-REFUNDED BONDS - 11.17%
Adamstown Borough Pennsylvania
 Guaranteed Sewer 9.00% 10/01/17-97 ...........              500,000              506,175
Arapahoe Colorado Water and Sanitation
 District Revenue 9.125% 12/01/08-98 ..........              500,000              538,149
Arapahoe Colorado Water and Sanitation
 District Revenue 9.25% 12/01/13-98 ...........              210,000              226,468
Bad Axe Michigan Water Supply
 Revenue 8.25% 12/01/07-97  ...................              500,000              521,250
Bedford Park Illinois Tax Increment
 Revenue 8.00% 12/01/10-04  ...................            1,200,000            1,435,368
Colorado Technical Center Metropolitan District
 Unlimited Tax 9.75% 06/01/09-99 ..............              570,000              630,967
Green River Wyoming-Sweetwater Joint
 Power Revenue 8.50% 12/01/07-98 ..............              400,000              417,256
Lead South Dakota Recreation Center
 Lease Revenue-Northern Hills YMCA
 8.875% 10/01/18-98 ...........................              590,000              640,144
Streamwood Illinois Special Service
 Area #3 Tax Revenue
 8.375% 01/01/09-99  ..........................            1,000,000            1,046,940
                                                                               ----------
                                                                                5,962,717
                                                                               ----------
UTILITY REVENUE BONDS - 2.58%
Chelsea Oklahoma Gas Authority
 7.30% 07/01/19  ..............................              700,000              740,124
Chelsea Oklahoma Gas Authority
 7.25% 07/01/13  ..............................              600,000              636,570
                                                                               ----------
                                                                                1,376,694
                                                                               ----------

------------------------------------------------------------------------------------------
                                                            PRINCIPAL             MARKET
                                                             AMOUNT               VALUE
                                                          --------------------------------
MUNICIPAL BONDS (CONTINUED)
WATER AND SEWER REVENUE BONDS - 13.67%
Clarence Cannon Missouri Wholesale
 Water Commission 5.75% 05/15/13 .............           $ 1,000,000           $   978,550
Easton Pennsylvania Area Joint Sewer
 Authority 6.20% 04/01/09  ...................             1,000,000             1,015,780
Elizabeth Borough Pennsylvania Municipal
 Authority-Guaranteed Sewer
 7.15% 01/01/21  .............................               500,000               528,350
Franklin County Missouri Public Water
 Supply District Waterworks and Sewer
 System 7.375% 12/01/18  .....................             1,255,000             1,318,553
Hopewell Township Pennsylvania Guaranteed
 Sewer 6.00% 11/01/13  .......................             1,215,000             1,192,583
New Kensington Pennsylvania Municipal
 Sanitation Authority Sewer
 7.50% 10/01/11  .............................             1,000,000             1,058,020
Upper Bear Creek Alabama Water, Sewer,
 and Fire Revenue Disrtrict
 6.25% 08/01/15  .............................             1,250,000             1,206,675
                                                                               -----------
                                                                                 7,298,511
                                                                               -----------
OTHER REVENUE BONDS - 16.39%
Arbor Greene Community Development
 District, Special Assessment
 Revenue 7.00% 05/01/03  .....................             1,000,000             1,016,070
Colorado Postsecondary Education
 Facilities Authority Colorado Ocean Journey
 Project 8.00% 12/01/06  .....................             2,000,000             2,043,440
Fishers Economic Development Revenue-
 United Student Aid Fund, Inc. ...............
 8.375% 09/01/14  ............................             1,000,000             1,039,640
Lehigh County General Purpose
 Authority-Wiley House 8.75% 11/01/14 ........               750,000               779,213
Oklahoma City Public Property Authority-City
 Golf System 8.30% 10/01/16 ..................             1,000,000             1,043,660
Pocatello Development Authority Allocation
 Tax Increment-Private Placement
 7.25% 12/01/08  .............................               250,000               259,963
Prescott Valley, Arizona Improvement District-
 Special Assessment 7.90% 01/01/12 ...........               500,000               557,355
Washington State Housing Finance
 Commission-State School Directors'
 Association-Private Placement
 8.25% 07/01/12  .............................               195,000               208,927
Washington State Housing Finance
 Commission-State School Directors'
 Association-Private Placement
 8.25% 07/01/02  .............................               625,000               693,731
West Chicago, Illinois Tax Increment
 7.375% 12/01/12 .............................               720,000               761,220
Westminster Colorado Shaw Heights Special
 Improvement District 7.50% 12/01/07 .........               350,000               353,045
                                                                               -----------
                                                                                 8,756,264
                                                                               -----------
Total Municipal Bonds (cost $49,026,990) .....                                  51,525,676
                                                                               -----------

                              1 9 9 7  s e m i - a n n u a l  r e p o r t      9

----------------------------------------------------------------------------------------------
                                                                PRINCIPAL             MARKET
                                                                 AMOUNT               VALUE
                                                              --------------------------------
SHORT TERM INVESTMENTS - .75%
Norwest Advantage Municipal Money
 Market Fund .....................................             $400,988            $   400,988
Total Short Term Investments
 (cost $400,988)  ................................                                     400,988
                                                                                  ------------
TOTAL MARKET VALUE OF SECURITIES OWNED - 97.23%
 (cost $49,427,978)**  ...........................                                 $51,926,664
RECEIVABLES AND OTHER ASSETS NET OF
 LIABILITIES - 2.77%  ............................                                   1,477,052
                                                                                  ------------
NET ASSETS APPLICABLE TO 5,080,832
 SHARES ($.01 PAR VALUE) OUTSTANDING - 100.00% ...                                 $53,403,716
                                                                                  ============
NET ASSET VALUE - NATIONAL HIGH YIELD FUND A CLASS
 ($52,435,640 / 4,988,750 shares)  ...............                                      $10.51
NET ASSET VALUE - NATIONAL HIGH YIELD FUND B CLASS
 ($947,851 / 90,157 shares)  .....................                                      $10.51
NET ASSET VALUE - NATIONAL HIGH YIELD FUND C CLASS
 ($20,225 / 1,925 shares)  .......................                                      $10.51

-------------------
 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.
**Also cost for federal tax purposes.

COMPONENTS OF NET ASSETS AT JUNE 30, 1997:
Common Stock, $.01 par value, 100 billion shares authorized
 to the Fund with 10 billion shares allocated to National High
 Yield Fund A Class 10 billion shares allocated to National High
 Yield Fund B Class 10 billion shares allocated to National High
 Yield Fund C Class ...............................                                $50,697,557
Accumulated overdistributed net investment income .                                       (676)
Accumulated net realized gain on investments ......                                    208,149
Net unrealized appreciation of investments ........                                  2,498,686
                                                                                  ------------
Total net assets ..................................                                $53,403,716
                                                                                  ============

NATIONAL HIGH YIELD
MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997
(UNAUDITED)

----------------------------------------------------------------------------------------------
                                                                PRINCIPAL             MARKET
                                                                 AMOUNT               VALUE
                                                              --------------------------------
INVESTMENT INCOME:
Interest ..........................................                                 $1,932,081
                                                                                    ----------
EXPENSES:
Management fees ...................................            $149,052
Distribution expense ..............................              69,323
Dividend disbursing, transfer
 agent and custodian
 fees and expenses ................................              43,547
Registration fees .................................              29,585
Professional fees .................................              16,759
Reports and statements to shareholders                            7,881
Accounting fees and salaries ......................               3,794
Directors' fees ...................................               1,478
Other .............................................                 663
                                                               --------
                                                                322,082
Less expenses waived or absorbed ..................             (93,280)
                                                               --------
Total expense .....................................                                    228,802
                                                                                    ----------
NET INVESTMENT INCOME .............................                                  1,703,279
                                                                                    ----------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
Net realized gain on investments: .................                                    330,749
Net change in unrealized appreciation
 of investments:  .................................                                    252,222
                                                                                    ----------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS ...................................                                    582,971
                                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ..................................                                 $2,286,250
                                                                                    ----------

                           See accompanying notes


10      1997  s e m i - a n n u a l  r e p o r t

NATIONAL HIGH YIELD MUNICIPAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------
                                                           SIX MONTHS         FIVE MONTHS
                                                              ENDED               ENDED          YEAR ENDED
                                                             6/30/97            12/31/96(1)        7/31/96
                                                           (UNAUDITED)
                                                         ----------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income ............................       $  1,703,279        $  1,546,818        $  3,937,960
Net realized gain (loss) on
 investments .....................................            330,749             (97,077)            211,120
Net change in unrealized appreciation
 of investments ..................................            252,222           1,323,262             691,939
                                                         ------------        ------------        ------------
Net increase in net assets resulting
 from operations .................................          2,286,250           2,773,003           4,841,019
                                                         ------------        ------------        ------------

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income:
 A Class .........................................         (1,699,683)         (1,541,075)         (3,937,960)
 B Class .........................................             (9,793)               (121)                N/A
 C Class .........................................               (101)                N/A                 N/A

Net realized gain from security transactions:
 A Class .........................................               --                  --              (779,384)
 B Class .........................................               --                  --                   N/A
 C Class .........................................               --                   N/A                 N/A

Excess distribution of net realized gain:
 A Class .........................................               --                  --               (25,474)
 B Class .........................................               --                  --                   N/A
 C Class .........................................               --                   N/A                 N/A
                                                         ------------        ------------        ------------
                                                           (1,709,577)         (1,541,196)         (4,742,818)
                                                         ------------        ------------        ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 A Class .........................................          1,934,419           2,208,712           2,593,882
 B Class .........................................            850,505              88,126                 N/A
 C Class .........................................             20,000                 N/A                 N/A

Net asset value of shares issued upon reinvestment
 of dividends from net investment income and net
 realized gain on security transactions:
 A Class .........................................          1,020,995             625,742           2,523,625
 B Class .........................................              3,609                --                   N/A
 C Class .........................................                 76                 N/A                 N/A
                                                         ------------        ------------        ------------
                                                            3,829,604           2,922,580           5,117,507
                                                         ------------        ------------        ------------
Cost of shares repurchased:
 A Class .........................................        (10,195,342)         (8,421,106)         (8,113,265)
 B Class .........................................               (195)               --                   N/A
 C Class .........................................               --                   N/A                 N/A
                                                         ------------        ------------        ------------
                                                          (10,195,537)         (8,421,106)         (8,113,265)
                                                         ------------        ------------        ------------
Decrease in net assets derived from
 capital share transactions ......................         (6,365,933)         (5,498,526)         (2,995,758)
                                                         ------------        ------------        ------------

NET DECREASE IN NET ASSETS .......................         (5,789,260)         (4,266,719)         (2,897,557)

NET ASSETS:
Beginning of period ..............................         59,192,976          63,459,695          66,357,252
                                                         ------------        ------------        ------------
End of period ....................................       $ 53,403,716        $ 59,192,976        $ 63,459,695
                                                         ============        ============        ============
-------------------
(1) The Fund changed its Fiscal year end to December 31.
NA - The Fund's B and C Classes did not commence operations until December 18,
1996 and May 26, 1997, respectively

                             See accompanying notes

                             1 9 9 7  s e m i - a n n u a l  r e p o r t      11

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                               NATIONAL HIGH YIELD MUNICIPAL BOND FUND - A CLASS
                                                  ------------------------------------------------------------------------
                                               SIX MONTHS PERIOD FROM
                                                  ENDED    8/1/96 TO  YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED
                                                 6/30/97   12/31/96(1)  7/31/96    7/31/95    7/31/94    7/31/93   7/31/92
                                               (UNAUDITED)
Net asset value, beginning of period.........      $10.40     $10.19     $10.17     $10.17     $10.50     $10.22     $9.65

Income from investment operations:
 Net investment income.......................        0.31       0.26       0.63       0.65       0.62       0.65      0.70
 Net realized and unrealized gain (loss)
  from investments...........................        0.11       0.21       0.14       0.04      (0.31)      0.28      0.57
                                                  -------    -------    -------    -------    -------    -------   -------
 Net increase in net assets from investment
  operations.................................        0.42       0.47       0.77       0.69       0.31       0.93      1.27
                                                  -------    -------    -------    -------    -------    -------   -------

Less dividends and distributions:
 Dividends from net investment income(2).....       (0.31)     (0.26)     (0.63)     (0.65)     (0.62)     (0.65)    (0.70)
 Distributions from net realized gain on
  security transactions......................           -          -      (0.12)     (0.04)     (0.02)         -         -
                                                  -------    -------    -------    -------    -------    -------   -------
 Total dividends and distributions...........       (0.31)     (0.26)     (0.75)     (0.69)     (0.64)     (0.65)    (0.70)
                                                  -------    -------    -------    -------    -------    -------   -------

Net asset value, end of period...............      $10.51     $10.40     $10.19     $10.17     $10.17     $10.50    $10.22
                                                  =======    =======    =======    =======    =======    =======   =======
Total return(3)..............................       4.24%      4.52%      7.78%      7.16%      2.99%      9.45%    13.84%

Ratios and supplemental data:
 Net assets, end of period (000 omitted).....     $52,436    $59,105    $63,460    $66,357    $72,172    $58,048   $43,166
 Ratio of expenses to average net assets(4)..       0.84%(5)   0.87%(5)   0.85%      0.79%      0.91%      1.01%     0.84%
 Ratio of expenses to average net assets
  prior to expense limitation................       1.18%(5)   1.07%(5)   0.96%      0.90%      1.01%      1.24%     1.14%
 Ratio of net investment income to average
  net assets.................................       6.28%(5)   6.06%(5)   6.10%      6.45%      5.98%      6.32%     7.15%
 Ratio of net investment income to average
  net assets prior to expense limitation.....       5.94%(5)   5.86%(5)   5.99%      6.34%      5.88%      6.09%     6.85%
 Portfolio turnover..........................      15.44%(5)   7.51%(5)   0.00%      8.45%     27.88%     16.36%    14.50%


--------------------
1 On November 6, 1996, the Fund's shareholders approved a change of investment adviser from IFG Asset Management Services, Inc. to Voyageur Fund Managers, Inc.
2 For the period presented, all of the distributions from net investment income were derived from interest on securities exempt from federal income tax.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
4 For the periods ended July 31, 1995, 1996 and December 31, 1996, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Fund. Prior period expense ratios have not been adjusted.
5 Annualized.


12      1 9 9 7  s e m i - a n n u a l  r e p o r t

----------------------------------------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                NATIONAL HIGH YIELD      NATIONAL HIGH YIELD
                                                                     MUNICIPAL                  MUNICIPAL
                                                                BOND FUND - B CLASS       BOND FUND - C CLASS
                                                                ---------------------------------------------

                                                                  SIX MONTHS     PERIOD FROM      PERIOD FROM
                                                                     ENDED        12/18/96(1)      5/26/97(1)
                                                                    6/30/97      TO 12/31/96       TO 6/30/97
                                                                  (UNAUDITED)                     (UNAUDITED)
Net asset value,
 beginning of period.........................                       $10.40          $10.37          $10.44

Income from investment operations:
 Net investment income.......................                         0.28            0.01            0.04
 Net realized and unrealized gain
  from investments...........................                         0.10            0.03            0.07
                                                                    ------          ------          ------
Net increase in net assets from
 investment operations ......................                         0.38            0.04            0.11
                                                                    ------          ------          ------
Less dividends and distributions:
 Dividends from net investment
  income(2)..................................                       (0.27)           (0.01)          (0.04)
                                                                    ------          ------          ------
 Total dividends and distributions ..........                       (0.27)           (0.01)          (0.04)
                                                                    ------          ------          ------

Net asset value, end of period ..............                      $10.51           $10.40          $10.51
                                                                   =======          ======          ======

Total return(3)..............................                       3.83%           0.43%           1.19%

Ratios and supplemental data:
 Net assets, end of period
  (000 omitted)..............................                       $948              $88             $20
 Ratio of expenses to average
  net assets(4)..............................                      1.57%(5)         1.45%(5)        1.57%(5)
 Ratio of expenses to average
  net assets prior to
  expense limitation ........................                      1.93%(5)         1.66%(5)        1.93%(5)
 Ratio of net investment income to
  average net assets.........................                      5.55%(5)         4.65%(5)        5.55%(5)
 Ratio of net investment income to
  average net assets prior to
  expense limitation ........................                      5.19%(5)         4.44%(5)        5.19%(5)
 Portfolio turnover..........................                     15.44%(5)         7.51%          15.44%(5)

----------------
1 Commencement of Operations.
2 For the period presented, all of the distributions from net investment income were derived from interest on securities exempt from federal income tax.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
4 For the period ended December 31, 1996, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Fund. Prior period expense ratios have not been adjusted.
5 Annualized.

                             1 9 9 7  s e m i - a n n u a l  r e p o r t      13

NATIONAL HIGH YIELD MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS --
JUNE 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

National High Yield Municipal Bond Fund (formerly Voyageur National High Yield Municipal Bond Fund)("National High Yield Municipal Bond Fund"), a series of the Voyageur Mutual Funds, Inc. is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. National High Yield Municipal Bond Fund seeks a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal bonds. National High Yield Municipal Bond Fund (referred to as a "Fund") offers three classes of shares.

1. Fund Reorganization
On April 30, 1997, Lincoln National Corporation ("LNC") acquired Voyageur Fund Manager Inc.'s ("Voyageur") parent, Dougherty Financial Group, Inc. ("DFG") pursuant to an agreement and plan of merger dated January 15, 1997, in which LNC would acquire DFG including the mutual fund investment advisory business of DFG conducted by Voyageur. Upon completion of the acquisition, Delaware Management Company, Inc. ("DMC") became the investment adviser to the Fund, Delaware Distributors, L.P. ("DDLP") became the distributor for the Fund, Delaware Service Company, Inc. ("DSC") became the transfer, dividend-disbursing, shareholder servicing agent and accounting service agent for the Fund.

2. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes - The Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Other - Expenses common to all Funds within the Delaware-Voyageur Funds are allocated amongst the Funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities. The Fund declares dividends from net investment income daily and pays them monthly. Capital gains are distributed annually.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Management and Other Transactions with Affiliates Commencing May 1, 1997, and in accordance with the terms of the Investment Management Agreement, the Fund pays DMC the Investment Manager of the Fund, an annual fee, which is calculated daily on the average daily net assets of the Fund. The management fee rates are as follows:

                                             NATIONAL HIGH YIELD
                                             MUNICIPAL BOND FUND
                                             -------------------
Management fee as a percentage of
 average daily net assets (per annum)                0.65%

DMC has elected to waive their fee and reimburse the Fund to the extent that annual operating expenses exclusive of 12b-1 distribution fees, taxes, interest, brokerage commissions and extraordinary expenses, exceed 0.59% of average daily net assets for the National High Yield Municipal Bond Fund through December 31, 1997. Total expenses absorbed by DMC for the two month period ended June 30, 1997 is as follows:

                                             NATIONAL HIGH YIELD
                                             MUNICIPAL BOND FUND
                                             -------------------
Total expenses absorbed by DMC.                    $25,182

Prior to May 1, 1997, the Fund had an investment advisory and management agreement with Voyageur. Voyageur received a fee for its investment advisory and management services based on the average daily net assets of each Fund at an annual rate of .50%. During the period January 1, 1997 to April 30, 1997, Voyageur waived fees in the amount of $68,098.

Commencing May 1, 1997, the Fund engaged DSC, an affiliate of DMC, to serve as dividend disbursing, transfer agent and accounting services agent for the Fund. For the two month period ended June 30, 1997, the amounts expensed for the Fund were as follows:

                                             NATIONAL HIGH YIELD
                                             MUNICIPAL BOND FUND
                                             -------------------
Dividend disbursing, transfer agent
 fees and other expenses...................         $5,071
Accounting fees............................         $3,794

Prior to May 1, 1997, the Fund paid a fee to Voyageur for acting as the Fund's dividend disbursing, administrative and accounting services agent. The Fund is also responsible for reimbursing Voyageur's out-of-pocket expense in connection with the performance of dividend-disbursing, administrative and accounting services.

On June 30, 1997, the Fund had payables to affiliates as follows:

                                             NATIONAL HIGH YIELD
                                             MUNICIPAL BOND FUND
                                             -------------------
Investment Management fee payable to DMC...        $57,491
Dividend disbursing, transfer agent fees,
 accounting fees and other expenses
 payable to DSC............................         $8,865
Other expenses payable to DMC
 and affiliates............................        $24,362

Commencing May 1, 1997, and pursuant to the Distribution Agreement, the Fund pays DDLP, the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B and C Class. For the two-month period ended June 30, 1997, DDLP earned commissions on sales of the National High Yield Municipal Bond Fund A Class shares of $268.

14      1 9 9 7   s e m i - a n n u a l  r e p o r t

Prior to May 1, 1997 each class of shares had a Distribution Agreement with Voyageur Fund Distributors, Inc. ("VFD"). Under the plan the Fund paid VFD a fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares and 1.00% of the average daily net assets of the Class B and C Shares.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

4. Investments
During the period ended June 30, 1997, the Fund made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

                                             NATIONAL HIGH YIELD
                                             MUNICIPAL BOND FUND
                                             -------------------
Purchases.............................          $ 4,150,284
Sales.................................           13,106,286

At June 30, 1997, the aggregate unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                             NATIONAL HIGH YIELD
                                             MUNICIPAL BOND FUND
                                             -------------------
Aggregate unrealized appreciation.....           $2,525,037
Aggregate unrealized depreciation.....             (26,351)
Net unrealized appreciation...........          $2,498,686

For federal income tax purposes, the National High Yield Municipal Bond Fund had a capital loss carryover at December 31, 1996 of $22,229 that will expire in 2004 and 2005.

5. Capital Stock
                           NATIONAL HIGH YIELD MUNICIPAL BOND FUND
                           ---------------------------------------
                           SIX MONTHS     FIVE MONTHS
                              ENDED          ENDED      YEAR ENDED
                             6/30/97       12/31/96       7/31/96
                           (UNAUDITED)
Shares sold:
 A Class................      173,655       213,088       253,498
 B Class(1).............       81,332         8,498           N/A
 C Class(2).............        1,918           N/A           N/A


                           NATIONAL HIGH YIELD MUNICIPAL BOND FUND
                           ---------------------------------------
                            SIX MONTHS   FIVE MONTHS
                              ENDED         ENDED       YEAR ENDED
                             6/30/97       12/31/96       7/31/96
                           (UNAUDITED)
Shares issued upon
 reinvestment of dividends
 from net investment
 income and net realized
 gains from security
 transactions:
 A Class................       97,912        60,940       245,537
 B Class(1).............          346             0           N/A
 C Class(2).............            7           N/A           N/A
                              -------       -------       -------
                              355,170       282,526       499,035
                              -------       -------       -------
Shares repurchased:
 A Class................     (967,685)     (819,364)     (790,794)
 B Class(1).............          (19)            0           N/A
 C Class(2).............            0           N/A           N/A
                              -------       -------       -------
                             (967,704)     (819,364)     (790,794)
                              -------       -------       -------

Net Decrease............     (612,534)     (536,838)     (291,759)
                              =======       =======       =======
-------------------
1 Commenced operations on December 18, 1996.
2 Commenced operations on May 29, 1997.

6. Concentration of Credit Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

The Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities. These securities, if any, have been denoted in the Statement of Net Assets.

VOYAGEUR FUNDS
SHAREHOLDER MEETING RESULTS
--------------------------------------------------------------------------------
A meeting of the funds' shareholders was held on April 11, 1997. The matters submitted to a vote of shareholders were the election of new directors and the approval of a new investment management agreement. Whenever there is a change in control of an investment manager, the Investment Company Act of 1940 requires shareholders to vote on a new investment management agreement.

NATIONAL HIGH YIELD MUNICIPAL BOND FUND

                                                   NUMBER OF VOTES
                                   ------------------------------------------
                                      FOR     AGAINST / WITHHELD  ABSTENTIONS
                                   ------------------------------------------
Walter P. Babich...........        4,960,145        55,078             -
Anthony D. Knerr...........        4,960,145        55,078             -
Ann R. Leven...............        4,960,145        55,078             -
W. Thacher Longstreth......        4,959,830        55,393             -
Thomas F. Madison..........        4,960,145        55,078             -
Jeffrey J. Nick............        4,960,145        55,078             -
Charles E. Peck............        4,759,828        55,393          200,002
Wayne A. Stork.............        4,960,145        55,078             -

Approval of New Investment
 Management Agreement . . .        4,850,988         51,089         113,144


                             1 9 9 7  s e m i - a n n u a l  r e p o r t      15

THIS SEMI-ANNUAL REPORT IS FOR THE INFORMATION OF NATIONAL HIGH YIELD MUNICIPAL BOND FUND SHAREHOLDERS, BUT IT MAY BE USED WITH PROSPECTIVE NVESTORS WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR NATIONAL HIGH YIELD MUNICIPAL BOND FUND, WHICH SETS FORTH DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUND. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. SUMMARY INVESTMENT RESULTS ARE DOCUMENTED IN THE FUND'S CURRENT STATEMENT OF ADDITIONAL INFORMATION. THE FIGURES IN THIS REPORT REPRESENT PAST RESULTS WHICH ARE NOT A GUARANTEE OF FUTURE RESULTS. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

INVESTMENT MANAGER
Delaware Management Company, Inc.
Philadelphia

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia

SHAREHOLDER SERVICING, DIVIDEND DISBURSING AND TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia

1818 Market Street
Philadelphia, PA 19103-3682

FOR SHAREHOLDERS
1.800.523.1918

FOR SECURITIES DEALERS
1.800.362.7500

FOR FINANCIAL INSTITUTIONS
REPRESENTATIVES
1.800.659.2265

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan: however, shares of the Fund are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal amount invested. Shares of the Fund are not bank or credit union deposits.

Copy Rights Delaware Distributors, L.P.

Printed in the USA on
recycled paper

(140)
SA-VOYNAT [6/97] PP8/97